Nature of Business - Additional Information (Detail)	Jun. 01, 2017 Subsidiary
Business Acquisition [Line Items]
Number of subsidiaries	7
Wi-LAN Inc [Member]
Business Acquisition [Line Items]
Percentage of ownership interest in subsidiary	100.00%